CONVERTIBLE PROMISSORY NOTES PAYABLE (Details Narrative) - USD ($)					12 Months Ended
	Mar. 31, 2025	Nov. 19, 2024	Jul. 09, 2024	Oct. 04, 2023	Mar. 31, 2025	Mar. 31, 2024	Jun. 28, 2024
Common Class A [Member]
Short-Term Debt [Line Items]
Number of shares issued	1,900,000	1,900,000
Common Class A [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Conversion price per share	$ 5	$ 5			$ 5
Common Class A [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Conversion price per share	$ 10	$ 10			$ 10
Convertible Promissory Notes [Member]
Short-Term Debt [Line Items]
Interest expense					$ 95,753	$ 22,428
Three Investors [Member] | Convertible Promissory Notes [Member]
Short-Term Debt [Line Items]
Aggregate principal amount				$ 5,000,000
Interest rate				3.00%
Maturity date				Sep. 30, 2024
TKO Investments Limited [Member] | Convertible Promissory Notes [Member]
Short-Term Debt [Line Items]
Maturity date			Jul. 31, 2025
Convertible promissory notes							$ 4,500,000
Compass AI Venture Incorporation [Member] | Convertible Promissory Notes [Member]
Short-Term Debt [Line Items]
Convertible promissory notes			$ 2,500,000